Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable
Accounts Receivable

(3)                     Accounts Receivable

Accounts receivable is summarized as follows:

	December 31,
	2011	2012
	RMB	RMB	US$

Accounts receivable	2,473,683	3,921,502	629,444
Less: Allowance for doubtful accounts	(343,306)	(287,351)	(46,123)
Total accounts receivable, net	2,130,377	3,634,151	583,321

The following table presents the movement of the allowance for doubtful accounts:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Beginning balance	(323,025)	(309,482)	(343,306)	(55,104)
Additions	(788)	(45,612)	(73,962)	(11,872)
Reversal of allowance for doubtful accounts	13,886	6,624	5,401	867
Write-off of accounts receivable	445	5,164	124,516	19,986
Ending balance	(309,482)	(343,306)	(287,351)	(46,123)

As part of its ongoing control procedures, management monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. Credit terms are normally four months from the date of billing. For certain customers the Company requires an advance payment before the sale is made.  Such advance payments are reported as “advances from customers” in the Company’s consolidated balance sheets and amounted to RMB 894,021 and RMB 813,679 (US$130,605) as of December 31, 2011 and 2012, respectively.  The Company also requires certain customers to secure payment by a letter of credit issued by the customers’ banks.  Letters of credit have terms less than 90 days. Until the letter of credit is drawn and the amount is paid, the amount due from the customer is recorded as accounts receivable. As of December 31, 2011 and 2012, 44% and 31%, respectively, of accounts receivable were denominated in currencies other than the RMB.

As of December 31, 2011 and 2012, the Company has pledged accounts receivable with a total carrying amount of RMB 12,978 and nil, respectively, to secure short-term bank borrowings.